Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES
Loss before taxation	$ (172,591)	$ (240,810)	$ (94,796)
Adjustments for:
Interest income	(821)	(431)	(467)
Depreciation of plant and equipment	83	162	133
Depreciation of right-of-use assets	566	593	528
Amortization of intangible assets	20	20	20
Impairment loss of an intangible asset			3,000
Loss on disposal of fixed assets	188
Realized foreign currency gains (losses)	(21)	663
Fair value change of financial assets at FVTPL		(323)	(2)
Fair value change of financial liabilities at FVTPL	(1,597)
Fair value change of preferred shares	76,430	189,646	37,424
IFRS 2 listing expense	45,524
Portion of PIPE issuance costs allocated to PIPE warrants	38
Finance costs	122	93	83
Share-based payment expenses	12,685	3,582	8,122
Unrealized foreign currency loss	(258)	(2,563)
Operating cash flows before movements in working capital	(39,632)	(49,368)	(45,955)
(Increase) decrease in deposits, prepayments and deferred expenses	(932)	3,651	(453)
Increase (decrease) in other payables and accruals	(2,635)	2,837	3,096
NET CASH USED IN OPERATIONS	(43,199)	(42,880)	(43,312)
Taxation refund		57
Tax paid	(10)	(1)
NET CASH USED IN OPERATING ACTIVITIES	(43,209)	(42,824)	(43,312)
INVESTING ACTIVITIES
Interest received	821	431	467
Proceeds from redemption of long term time deposits with original maturity over three months	4,308	24,000	71,948
Proceeds from redemption of time deposits with original maturity over three months	2,872		(103,790)
Purchase of plant and equipment	(6)	(367)	(50)
Proceeds from disposal of fixed assets	58
Purchase of intangible assets			(7,500)
Proceeds from disposal of financial asset at FVTPL	13,307	5,000
Payment for rental deposits		(17)	(25)
Refund of rental deposits	5	6
NET CASH (USED IN) FROM INVESTING ACTIVITIES	21,365	29,053	(38,950)
FINANCING ACTIVITIES
Proceeds from PIPE Financing and Business Combination, net of transaction costs	20,249
Payment of deferred underwriting fees	(2,779)
Proceeds from bank loans	4,236
Proceeds from issue of shares upon exercise of share options	85	392	141
Interest expense	(122)	(93)	(83)
Accrued issuance costs paid			(1,173)
Repayment of lease liabilities	(444)	(593)	(528)
NET CASH (USED IN) FROM FINANCING ACTIVITIES	21,225	(294)	(1,643)
NET (DECREASE) IN CASH AND CASH EQUIVALENTS	(619)	(14,065)	(83,905)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	32,675	46,740	130,645
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	$ 32,056	$ 32,675	$ 46,740